Commitments and Contingencies - Additional Information (Detail) $ in Thousands, € in Millions, £ in Millions, Customers in Millions		12 Months Ended
	Nov. 30, 2018 Customers	Dec. 31, 2023 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2010 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Financial guarantee contracts [member]
Disclosure of commitments and contingencies [line items]
Collateral on liabilities					€ 0	€ 0
Other commitments [member]
Disclosure of commitments and contingencies [line items]
Collateral on liabilities					1	1
Atos BPS Ltd [member] | Aegon United Kingdom [member]
Disclosure of commitments and contingencies [line items]
Contractual obligations transition and conversion charges | £			£ 10
Contractual obligations period		next year
Contract agreement term		15-year
Number of customers | Customers	1.4
Aegon Ltd. [member]
Disclosure of commitments and contingencies [line items]
Due and punctual payment of payables due under letter of credit agreements					526	511
Transamerica Corporation [member]
Disclosure of commitments and contingencies [line items]
Alleged actual damages andpre-judgment interest | $				$ 235
Amount of damages and interest | $		$ 120,000
Transamerica Corporation [member] | LTCG [Member]
Disclosure of commitments and contingencies [line items]
Contractual obligations payment amount | $		$ 390,000
Transamerica Corporation and Commonwealth General Corporation [member] | Aegon Ltd. [member] | Guarantees [member]
Disclosure of commitments and contingencies [line items]
Due and punctual payment of payables due under letter of credit agreements					526	511
Subsidiaries [member] | Aegon Ltd. [member]
Disclosure of commitments and contingencies [line items]
Securities and notes issued under commercial paper program					1,007	€ 1,042
Subsidiaries [member] | Aegon Ltd. [member] | Guarantees [member]
Disclosure of commitments and contingencies [line items]
Other letter of credit agreements					€ 0